Expense Example, No Redemption	Prospectus #1 Calvert Emerging Markets Equity Fund Class A 1 Year	Prospectus #1 Calvert Emerging Markets Equity Fund Class A 3 Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class A 5 Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class A 10 Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class C 1 Year	Prospectus #1 Calvert Emerging Markets Equity Fund Class C 3 Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class C 5 Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class C 10 Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class I 1 Year	Prospectus #1 Calvert Emerging Markets Equity Fund Class I 3 Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class I 5 Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class I 10 Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class R6 1 Year	Prospectus #1 Calvert Emerging Markets Equity Fund Class R6 3 Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class R6 5 Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class R6 10 Years	Prospectus #1 Calvert International Equity Fund Class A 1 Year	Prospectus #1 Calvert International Equity Fund Class A 3 Years	Prospectus #1 Calvert International Equity Fund Class A 5 Years	Prospectus #1 Calvert International Equity Fund Class A 10 Years	Prospectus #1 Calvert International Equity Fund Class C 1 Year	Prospectus #1 Calvert International Equity Fund Class C 3 Years	Prospectus #1 Calvert International Equity Fund Class C 5 Years	Prospectus #1 Calvert International Equity Fund Class C 10 Years	Prospectus #1 Calvert International Equity Fund Class I 1 Year	Prospectus #1 Calvert International Equity Fund Class I 3 Years	Prospectus #1 Calvert International Equity Fund Class I 5 Years	Prospectus #1 Calvert International Equity Fund Class I 10 Years	Prospectus #1 Calvert International Equity Fund Class R6 1 Year	Prospectus #1 Calvert International Equity Fund Class R6 3 Years	Prospectus #1 Calvert International Equity Fund Class R6 5 Years	Prospectus #1 Calvert International Equity Fund Class R6 10 Years	Prospectus #1 Calvert International Opportunities Fund Class A 1 Year	Prospectus #1 Calvert International Opportunities Fund Class A 3 Years	Prospectus #1 Calvert International Opportunities Fund Class A 5 Years	Prospectus #1 Calvert International Opportunities Fund Class A 10 Years	Prospectus #1 Calvert International Opportunities Fund Class C 1 Year	Prospectus #1 Calvert International Opportunities Fund Class C 3 Years	Prospectus #1 Calvert International Opportunities Fund Class C 5 Years	Prospectus #1 Calvert International Opportunities Fund Class C 10 Years	Prospectus #1 Calvert International Opportunities Fund Class I 1 Year	Prospectus #1 Calvert International Opportunities Fund Class I 3 Years	Prospectus #1 Calvert International Opportunities Fund Class I 5 Years	Prospectus #1 Calvert International Opportunities Fund Class I 10 Years	Prospectus #1 Calvert International Opportunities Fund Class R6 1 Year	Prospectus #1 Calvert International Opportunities Fund Class R6 3 Years	Prospectus #1 Calvert International Opportunities Fund Class R6 5 Years	Prospectus #1 Calvert International Opportunities Fund Class R6 10 Years	Prospectus #2 Calvert Mid-Cap Fund Class A 1 Year	Prospectus #2 Calvert Mid-Cap Fund Class A 3 Years	Prospectus #2 Calvert Mid-Cap Fund Class A 5 Years	Prospectus #2 Calvert Mid-Cap Fund Class A 10 Years	Prospectus #2 Calvert Mid-Cap Fund Class C 1 Year	Prospectus #2 Calvert Mid-Cap Fund Class C 3 Years	Prospectus #2 Calvert Mid-Cap Fund Class C 5 Years	Prospectus #2 Calvert Mid-Cap Fund Class C 10 Years	Prospectus #2 Calvert Mid-Cap Fund Class I 1 Year	Prospectus #2 Calvert Mid-Cap Fund Class I 3 Years	Prospectus #2 Calvert Mid-Cap Fund Class I 5 Years	Prospectus #2 Calvert Mid-Cap Fund Class I 10 Years
USD ($)	645	904	1,183	1,976	202	631	1,085	2,153	101	322	560	1,245	94	298	518	1,153	635	880	1,145	1,898	192	606	1,047	2,076	91	297	520	1,161	87	284	498	1,114	651	918	1,205	2,021	209	646	1,108	2,197	108	337	585	1,294	99	309	536	1,190	639	888	1,156	1,921	196	617	1,063	2,106	95	305	532	1,186